RELATED PARTIES - Summary of Remuneration of Directors and Members of the Executive Committee (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salary / fees	€ 2,615	€ 2,911	€ 2,915
Retirement benefits	38	46	47
Share based payments	629	825	692
Executive officers / VP and qualified person
Disclosure of transactions between related parties [line items]
Salary / fees	1,170	1,148	1,242
Retirement benefits	22	22	22
Share based payments	430	522	448
Executive committee
Disclosure of transactions between related parties [line items]
Salary / fees	1,139	1,457	1,374
Retirement benefits	15	24	25
Share based payments	199	302	201
Board of directors
Disclosure of transactions between related parties [line items]
Salary / fees	306	306	300
Retirement benefits	0	0	0
Share based payments	€ 0	€ 1	€ 43